NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
NET INCOME (LOSS) PER SHARE

NOTE 19: NET INCOME (LOSS) PER SHARE

Number of shares and income (loss) used in the computation of net income (loss) per share:

	Year ended December 31,
	2025		2024		2023
	Weighted number of shares	Income (loss) attributable to equity holders of the Company	Weighted number of shares*)	Income (loss) attributable to equity holders of the Company	Weighted number of shares*)	Loss attributable to equity holders of the Company

For the computation of basic net income (loss)	38,005,251	$7,575	33,969,077	$2,921	33,155,669	$(4,197)
Effect of potential dilutive ordinary shares	1,600,267	(358)	799,882	(996)	-	-
For the computation of diluted net profit (loss)	39,605,518	$7,217	34,768,959	$1,925	33,155,669	$(4,197)

*) Computation of diluted loss per share did not include potential ordinary shares that would result from conversion of outstanding options and warrants, as their conversion has anti-dilutive effect.